CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS of Western Asset Total Return Unconstrained Fund, Class A, Class A2, Class C, Class R, Class I and Class IS of Western Asset High Yield Fund and Class A, Class C, Class R, Class I and Class IS of Western Asset Intermediate Bond Fund, and, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 120 to the Registrant’s Registration Statement (“Amendment No. 120”), and (b) that Amendment No. 120 was filed electronically.

Dated as of: October 4, 2019	By:	/s/ Susan D. Lively
	Name:	Susan D. Lively
	Title:	Assistant Secretary